INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
United States | U.S.
Operating loss carryforwards
Valuation allowance against the related deferred tax assets	$ 141.6
Federal | U.S.
Operating loss carryforwards
Net operating loss carryforwards	372.3
State | U.S.
Operating loss carryforwards
Net operating loss carryforwards	220.2
Foreign | China
Operating loss carryforwards
Net operating loss carryforwards	429.1
Valuation allowance against the related deferred tax assets	64.8
Foreign | Countries other than U.S. and China
Operating loss carryforwards
Net operating loss carryforwards	80.5
Valuation allowance against the related deferred tax assets	$ 11.8